SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segmental Information
Schedule of financial statements of operating segment

The Multiplus Coalition and Loyalty Program segment, unlike the LATAM Pass and LATAM Fidelidade programs, which are frequent flyer programs that operate as a unilateral loyalty system, offers a flexible, interrelated coalition system among its members, which has 22.2 million members, together with being an entity with a separate administration and a business not directly related to air transport.

For the year ended

				Coalition and
	Air			loyalty program
	transportation			Multiplus			Eliminations			Consolidated
	At December 31,			At December 31,			At December 31,			At December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income from ordinary activities from external customers (*)	9,887,090	9,159,031	8,587,772	60,020	454,876	400,568	(51,654)	-	-	9,895,456	9,613,907	8,988,340
Passenger	8,700,622	8,039,601	7,477,147	60,020	454,876	400,568	(51,654)	-	-	8,708,988	8,494,477	7,877,715
Freight	1,186,468	1,119,430	1,110,625	-	-	-	-	-	-	1,186,468	1,119,430	1,110,625
Income from ordinary activities from transactions with other operating segments	-	454,876	400,568	-	67,554	65,969	-	(522,430)	(466,537)	-	-
Other operating income	346,315	308,937	364,551	126,443	240,952	174,197	-	-	-	472,758	549,889	538,748
Interest income	27,181	28,184	27,287	26,072	50,511	58,380		-	(10,718)	53,253	78,695	74,949
Interest expense	(356,269)	(393,286)	(427,054)	-	-	-		-	10,718	(356,269)	(393,286)	(416,336)
Total net interest expense	(329,088)	(365,102)	(399,767)	26,072	50,511	58,380	-	-	-	(303,016)	(314,591)	(341,387)
Depreciation and amortization	(974,827)	(994,416)	(952,285)	(6,819)	(7,209)	(8,043)	-	-	-	(981,646)	(1,001,625)	(960,328)
Material non-cash items other than depreciation and amortization	(223,677)	(75,479)	10,069	(85)	(145)	(991)	-	-	-	(223,762)	(75,624)	9,078
Disposal of fixed assets and inventory losses	(46,351)	(39,238)	(82,734)	-	-	-	-	-	-	(46,351)	(39,238)	(82,734)
Doubtful accounts	(18,741)	(18,272)	(29,674)	(96)	(144)	(476)	-	-	-	(18,837)	(18,416)	(30,150)
Exchange differences	(157,720)	(18,717)	122,129	11	(1)	(478)	-	-	-	(157,709)	(18,718)	121,651
Result of indexation units	(865)	748	348	-	-	(37)	-	-	-	(865)	748	311
Income (loss) atributable to owners of the parents (**)	72,333	(3,482)	(83,653)	109,602	158,783	152,873	-	-	-	181,935	155,301	69,220
Participation of the entity in the income of associates	-	-	-	-	-	-	-	-	-	-	-	-
Expenses for income tax	(36,506)	(104,376)	(92,476)	(47,276)	(69,128)	(70,728)	-	-	-	(83,782)	(173,504)	(163,204)
Segment profit / (loss)	103,645	41,931	(42,203)	109,602	158,783	152,873	-	-	-	213,247	200,714	110,670
Assets of segment	16,431,182	17,430,937	17,805,749	1,145,942	1,373,049	1,400,432	(10,347)	(6,014)	(7,987)	17,566,777	18,797,972	19,198,194
Segment liabilities	13,394,785	14,007,916	14,469,505	449,347	563,849	572,065	(24,131)	(41,029)	(28,680)	13,820,001	14,530,736	15,012,890
Amount of non-current asset additions	763,878	412,846	1,481,090	-	-	-	-	-	-	763,878	412,846	1,481,090
Property, plant and equipment	668,786	325,513	1,390,730	-	-	-	-	-	-	668,786	325,513	1,390,730
Intangibles other than goodwill	95,092	87,333	90,360	-	-	-	-	-	-	95,092	87,333	90,360
Purchase of non-monetary assets of segment	756,913	490,983	782,957	-	-	-	-	-	-	756,913	490,983	782,957

(*) The Company does not have any interest revenue that should be recognized as income from ordinary activities by interest.

(**) The result of the Company includes a net result of ThUS$ (10,489) resulting from the application of IAS 21 and IAS 29, for the subsidiaries that are in hyperinflationary economies.

For the year ended

				Coalition and
	Air			loyalty program
	transportation			Multiplus			Eliminations			Consolidated
	At December 31,			At December 31,			At December 31,			At December 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equipment	660,631	403,282	693,581	76	384	789	-	-	-	660,707	403,666	694,370
Additions associated with maintenance	375,634	218,537	197,866	-	-	-	-	-	-	375,634	218,537	197,866
Other additions	284,997	184,745	495,715	76	384	789	-	-	-	285,073	185,129	496,504
Purchases of intangible assets (***)	85,628	79,102	84,377	10,578	8,216	4,210	-	-	-	96,206	87,318	88,587
Net cash flows from (used in) operating activities	1,394,146	1,489,797	827,108	111,161	186,367	154,411	11,623	(9,424)	(635)	1,516,930	1,666,740	980,884
Net cash flow from (used in) investing activities	(348,348)	(278,790)	(426,989)	(10,022)	(8,632)	(4,800)	-	-	-	(358,370)	(287,422)	(431,789)
Net cash flows from (used in) financing activities	(956,510)	(1,010,705)	(246,907)	(95,699)	(168,383)	(149,372)	-	-	-	(1,052,209)	(1,179,088)	(396,279)

(***)The Company does not have cash flows from purchases of intangible assets associated with maintenance.

Schedule of revenues by geographic area

The Company’s revenues by geographic area are as follows:

	For the year ended
	At December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Peru	705,133	626,316	627,215
Argentina	989,883	1,113,467	1,030,973
U.S.A.	985,919	900,413	933,130
Europe	782,197	676,282	714,436
Colombia	372,794	359,276	343,001
Brazil	3,433,877	3,436,402	2,974,234
Ecuador	203,842	190,268	198,171
Chile	1,591,313	1,527,158	1,512,570
Asia Pacific and rest of Latin America	830,498	784,325	654,610
Income from ordinary activities	9,895,456	9,613,907	8,988,340
Other operating income	472,758	549,889	538,748